Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,145,690.54
Total Fee Amount	18,387.42
Total Offset Amount	0
Net Fee	$ 18,387.42
Offset Table N/A	N/A